Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 8,348	$ 8,019	$ 7,080	$ 24,290	$ 20,200